Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Prepaid Expense And Other Assets [Abstract]
Current	$ 7,901	$ 7,477
Non-current	1,716	2,116
Total of prepayments and other assets	$ 9,617	$ 9,593